Commitment and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Operating Lease Liability by Maturity

The future minimum rental payments required under the leases for each year of the next five years and in the aggregate thereafter are as follows:

Operating leases
Remainder of 2021	$175
2022	715
2023	647
2024	529
2025	448
2026 and thereafter	849
Total minimum payments required	3,363
Less: imputed interest costs(1)	(550)
Present value of net minimum lease payments(2)	$2,813
Weighted-average imputed interest rate	6.33%
Weighted-average remaining lease term	5.3
(1)	Represents the amount necessary to reduce net minimum lease payments to present value using actual rate in the lease agreement or the Company’s incremental borrowing rate at lease inception.
(2)	Included in the unaudited condensed consolidated balance sheet as of September 30, 2021 as current and non-current lease liability of $537 and $2,276, respectively.

The future minimum rental payments required under the leases for each year of the next five years ending December 31, and in the aggregate thereafter are as follows:

		Finance
		Lease
	Operating	with
	leases	Equilibrium
2021	$258	$59,447
2022	281	—
2023	270	—
2024	277	—
2025	265	—
2026 and thereafter	550	—
Total minimum payments required	1,901	59,447
Less: imputed interest costs(1)	(364)	(230)
Present value of net minimum lease payments(2)	$1,537	$59,216
Weighted-average imputed interest rate	6.29%	4.72%
Weighted-average remaining lease term	6.9	0.2
(1)	Represents the amount necessary to reduce net minimum lease payments to present value using actual rate in the lease agreement or the Company’s incremental borrowing rate at lease inception.
(2)	Included in the Consolidated Balance Sheet as of December 31, 2020 as current lease liability with a related party of $59,216, current lease liability with other parties of $166, and noncurrent lease liability of $1,370.

Summary of Lease Cost

	Period Ended September 30,
	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities	$378	$54
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	$1,055	$376